UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments

Portfolio of Investments — as of July 31, 2013 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 54.3%
	Adjustable Rate Mortgage Trust
$1,197,269	0.500%, 11/25/35 (A)	$917,144
	American Home Mortgage Investment Trust
1,221,607	1.897%, 09/25/45 (A)	1,120,227
	Banc of America Funding Trust
895,191	2.985%, 12/20/34 (A)	745,265
501,631	2.565%, 12/20/36 (A)	498,905
1,377,569	0.640%, 07/25/37 (A) (B)	839,783
	Banc of America Mortgage Trust
787,164	5.829%, 11/20/46 (A)	696,760
1,519,396	2.970%, 02/25/35 (A)	1,475,848
	Bear Stearns Adjustable Rate Mortgage Trust
48,995	2.987%, 01/25/35 (A)	45,760
130,170	2.956%, 04/25/34 (A)	126,743
91,952	2.939%, 01/25/35 (A)	90,277
6,068,969	2.899%, 02/25/36 (A)	4,582,539
245,529	2.603%, 07/25/34 (A)	236,855
	Chase Mortgage Finance Trust
543,456	2.881%, 02/25/37 (A)	522,535
	Citicorp Mortgage Securities
1,078,407	6.000%, 08/25/36	1,088,746
	Citicorp Mortgage Securities REMIC Pass-Through Trust
18,555	0.540%, 09/25/35 (A)	18,400
	Citigroup Mortgage Loan Trust
1,448,439	2.570%, 10/25/35 (A)	1,389,009
	CitiMortgage Alternative Loan Trust
5,084,517	6.000%, 07/25/36	4,447,773
6,937,728	6.000%, 06/25/37	5,723,577
1,153,223	6.000%, 10/25/37	1,007,155
	Countrywide Alternative Loan Trust
3,263,290	6.250%, 07/25/36	2,181,176
4,732,321	5.750%, 04/25/37	4,139,840
1,093,149	5.500%, 08/25/34	1,078,935
954,642	5.500%, 04/25/36	858,441
2,239,469	0.400%, 05/25/35 (A)	1,784,178
	Countrywide Home Loan Mortgage Pass-Through Trust
3,832,209	6.000%, 05/25/36	3,373,494
31,642	5.500%, 06/25/35	31,346
602,859	3.491%, 01/20/35 (A)	573,361
4,235,262	2.681%, 04/25/35 (A)	2,663,324
3,239,772	2.639%, 11/20/35 (A)	2,978,397
383,674	2.546%, 09/20/34 (A)	358,250
869,935	0.530%, 03/25/35 (A)	560,827
2,951,449	0.460%, 04/25/35 (A)	2,311,551
	Credit Suisse First Boston Mortgage Securities
5,168,089	5.500%, 11/25/35	4,471,080
535,630	5.250%, 05/25/28	548,771
	Credit Suisse Mortgage Capital Certificates
3,926,358	6.500%, 10/25/21	3,317,655
	Deutsche Alt-A Mortgage Loan Trust
6,116,591	5.500%, 12/25/35	4,996,704
	GMAC Mortgage Loan Trust
351,806	5.000%, 11/25/33	357,965
1,598,020	3.391%, 07/19/35 (A)	1,431,046
1,178,537	3.153%, 06/19/35 (A)	1,147,885
	GSR Mortgage Loan Trust
2,897,229	6.000%, 09/25/36	2,458,583
996,817	3.133%, 12/25/34 (A)	845,235
68,628	2.850%, 05/25/35 (A)	63,216

1

Portfolio of Investments — as of July 31, 2013 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 54.3% (continued)
$244,088	2.716%, 07/25/35 (A)	$218,384
	Indymac Index Mortgage Loan Trust
3,554,907	0.510%, 07/25/45 (A)	3,014,227
	JPMorgan Alternative Loan Trust
3,026,847	4.725%, 03/25/36 (A)	2,494,488
	JPMorgan Mortgage Trust
2,590,323	3.574%, 03/25/43 (A) (B)	2,612,481
93,805	2.988%, 07/25/35 (A)	91,739
249,483	2.736%, 07/25/35 (A)	247,885
	Lehman Mortgage Trust
1,811,337	6.500%, 09/25/37	1,555,672
2,452,074	5.500%, 02/25/36	2,407,005
1,053,197	0.690%, 01/25/36 (A)	689,200
	MASTR Adjustable Rate Mortgages Trust
3,472,910	2.891%, 04/25/36 (A)	3,180,824
1,282,311	2.750%, 03/25/35 (A)	1,027,339
3,727,802	0.350%, 01/25/47 (A)	2,666,586
	Merrill Lynch Alternative Note Asset Trust
6,220,614	6.000%, 03/25/37	4,544,139
	Morgan Stanley Mortgage Loan Trust
1,643,738	6.000%, 06/25/36	1,355,257
2,722,613	6.000%, 08/25/36	2,406,153
2,767,211	5.750%, 02/25/36	2,599,877
150,000	5.500%, 11/25/35	149,478
181,842	0.460%, 11/25/35 (A)	173,161
	New York Mortgage Trust
2,210,069	2.859%, 05/25/36 (A)	1,884,833
	RALI Trust
657,073	6.000%, 06/25/36	508,277
515,000	5.500%, 09/25/33	527,659
884,000	5.500%, 06/25/34	915,632
	Residential Asset Securitization Trust
4,021,220	6.000%, 05/25/37	3,659,193
4,347,045	6.000%, 06/25/37	3,802,739
2,967,907	6.000%, 01/25/46	2,245,946
7,335,254	5.375%, 07/25/35	6,031,280
	RFMSI Trust
1,886,579	5.750%, 01/25/36	1,900,885
	Structured Adjustable Rate Mortgage Loan Trust
1,285,573	2.501%, 11/25/34 (A)	1,205,499
2,431,716	0.500%, 07/25/35 (A)	1,865,102
1,550,577	0.350%, 01/25/37 (A)	1,041,411
	Structured Asset Securities Mortgage Pass-Through Certificates
3,664,771	5.750%, 11/25/34	3,865,963
	Washington Mutual Mortgage Pass-Through Certificates
3,542,272	6.000%, 03/25/36	3,077,349
317,535	2.470%, 09/25/46 (A)	292,349
3,005,758	2.201%, 01/25/47 (A)	2,639,632
1,736,033	1.123%, 08/25/46 (A)	1,080,653
819,907	0.973%, 12/25/46 (A)	701,343
276,052	0.923%, 04/25/47 (A)	242,074
	Wells Fargo Mortgage Backed Securities Trust
1,112,025	5.500%, 11/25/35	1,115,519
3,113,746	5.500%, 01/25/36	3,128,418
10,164	2.681%, 03/25/35 (A)	10,134

	Total Residential Mortgage-Backed Obligations
	(Cost $133,081,769)	141,280,346

2

Portfolio of Investments — as of July 31, 2013 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 23.5%
	Bear Stearns Commercial Mortgage Securities Trust
$2,485,000	6.296%, 05/11/39 (A) (B)	$2,516,167
	COBALT Commercial Mortgage Trust
2,250,000	5.254%, 08/15/48	2,367,365
	Commercial Mortgage Trust
1,400,000	5.824%, 12/10/44 (A)	1,447,039
3,850,000	5.543%, 12/11/49 (A) (B)	4,196,080
1,000,000	5.020%, 08/15/45 (A) (B)	881,192
1,000,000	4.403%, 07/10/45	805,837
	Credit Suisse Mortgage Capital Certificates
3,500,000	5.695%, 04/16/49 (A) (B)	3,810,880
	DBUBS Mortgage Trust
2,200,000	5.728%, 01/10/21 (A) (B)	2,137,870
	Del Coronado Trust
3,000,000	5.192%, 03/15/18 (A) (B)	3,014,700
	Extended Stay America Trust
5,098,000	5.521%, 12/05/31 (A) (B)	5,108,380
	FREMF Mortgage Trust
1,500,000	4.023%, 11/25/44 (A) (B)	1,412,091
	GS Mortgage Securities Trust
13,015,000	5.995%, 08/10/45 (A)	12,818,135
	JPMorgan Chase Commercial Mortgage Securities Trust
939,604	6.194%, 04/15/18	944,208
1,025,000	5.464%, 01/15/49 (A)	1,045,842
2,000,000	5.021%, 01/12/37 (A)	2,004,356
3,000,000	3.941%, 04/15/28 (A) (B)	2,950,668
	JPMorgan Mortgage Trust
2,216,415	2.872%, 08/25/35 (A)	2,151,556
	Morgan Stanley Capital Trust
2,575,000	5.760%, 04/12/49 (A)	2,757,338
	Motel 6 Trust
4,500,000	4.274%, 10/05/25 (B)	4,395,200
700,000	3.781%, 10/05/25 (B)	676,643
	RBS Commercial Funding Trust
2,000,000	3.704%, 03/11/31 (A) (B)	1,618,162
	WF-RBS Commercial Mortgage Trust
1,925,000	5.721%, 03/15/44 (A) (B)	1,851,569
325,000	5.646%, 02/15/44 (A) (B)	313,059

	Total Commercial Mortgage-Backed Obligations
	(Cost $59,890,602)	61,224,337

Asset-Backed Securities — 18.8%
	Ameriquest Mortgage Securities Pass-Through Certificates
850,000	0.640%, 01/25/36 (A)	672,439
	Bayview Opportunity Master Fund Trust
1,071,833	3.721%, 06/28/33	1,067,653
2,246,621	3.228%, 03/28/33 (A) (B)	2,242,329
	CarNow Auto Receivables Trust
1,736,000	6.900%, 11/15/16 (B)	1,796,168
1,717,000	4.330%, 11/15/17	1,693,391
	Countrywide Asset-Backed Certificates
1,940,000	5.103%, 05/25/35	1,826,974
	Diamond Resorts Owner Trust
886,145	2.890%, 01/20/25 (B)	879,919
	DSC Floorplan Master Owner Trust
2,850,000	8.110%, 03/15/16 (B)	2,852,106
	DT Auto Owner Trust
1,650,000	4.350%, 03/15/19 (B)	1,702,198
1,850,000	3.740%, 05/15/20 (B)	1,850,424

3

Portfolio of Investments — as of July 31, 2013 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount/Shares	Description	Value
Asset-Backed Securities — 18.8% (continued)
	First Franklin Mortgage Loan Trust
$951,046	0.340%, 07/25/36 (A)	$864,405
	First Investors Auto Owner Trust
2,040,000	9.000%, 01/15/19 (B)	2,166,888
2,000,000	6.860%, 03/15/19 (B)	2,107,502
2,130,000	2.530%, 01/15/20 (B)	2,053,616
	Flagship Credit Auto Trust
2,300,000	5.380%, 07/15/20 (B)	2,260,797
	Fremont Home Loan Trust
1,899,387	0.340%, 11/25/36 (A)	785,425
	GSAA Home Equity Trust
2,636,929	0.260%, 12/25/46 (A)	1,288,445
	Kondaur Mortgage Asset Trust
2,600,000	5.000%, 08/25/52	2,547,189
	Lehman XS Trust
440,645	0.340%, 08/25/46 (A)	439,421
	Prestige Auto Receivables Trust
3,000,000	3.040%, 07/15/20 (B)	2,948,235
	RBSSP Resecuritization Trust
1,074,551	2.920%, 11/28/17 (B)	1,048,696
	Sierra Timeshare Receivables Funding
664,632	9.310%, 07/20/28 (B)	720,341
	SNAAC Auto Receivables Trust
2,000,000	6.210%, 12/17/18 (B)	2,066,090
2,000,000	4.560%, 04/15/20 (B)	1,978,808
	Springleaf Funding Trust
3,900,000	3.920%, 01/16/23 (B)	3,893,990
	Structured Asset Securities Mortgage Loan Trust
1,132,182	0.480%, 06/25/35 (A)	972,323
	United Auto Credit Securitization Trust
1,270,000	2.900%, 12/15/17	1,262,270
	Westgate Resorts
1,523,335	11.000%, 09/20/25 (B)	1,559,991
1,409,216	9.000%, 01/20/25 (B)	1,418,023

	Total Asset-Backed Securities
	(Cost $48,234,491)	48,966,056

Municipal Bond — 0.3%
	Michigan State, Tobacco Settlement Financing Authority, RB
955,000	7.309%, 06/01/34	800,968

	Total Municipal Bond
	(Cost $792,337)	800,968

Short-Term Investment — 2.7%
	Dreyfus Treasury Prime Cash Management, 0.000% (C)
6,968,874	(Cost $6,968,874)	6,968,874

	Total Investments — 99.6%
	(Cost $248,968,073) †	$259,240,581
	Other Assets and Liabilities — 0.4%	889,454

	Net Assets — 100.0%	$260,130,035

4

Portfolio of Investments — as of July 31, 2013 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

†	At July 31, 2013, the tax cost basis of the Fund’s investments was $248,968,073 and the unrealized appreciation and (depreciation) were $12,315,808 and ($2,043,300), respectively.
(A)	Variable rate security - Rate disclosed is the rate in effect on July 31, 2013.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	The rate reported is the 7-day effective yield as of July 31, 2013.

RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Obligations	$—	$141,280,346	$—	$141,280,346
Commercial Mortgage-Backed Obligations	—	61,224,337	—	61,224,337
Asset-Backed Securities	—	48,966,056	—	48,966,056
Municipal Bond	—	800,968	—	800,968
Short-Term Investment	6,968,874	—	—	6,968,874

Total Investments in Securities	$6,968,874	$252,271,707	$—	$259,240,581

For the period ended July 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2013, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

5

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2013